UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

December 31, 2008
unaudited

Bonds, notes & other debt instruments — 80.33%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 74.82%
CONSUMER DISCRETIONARY — 18.00%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$62,980	$29,286
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	750
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	50,950	42,034
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	27,870
Charter Communications Operating, LLC, Term Loan B, 5.47% 2014[2,3,4]	44,699	33,093
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	28,700	22,099
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,3,4]	26,549	21,074
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	26,500	21,332
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	66,875	12,037
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 2009[2,3,4]	18,789	13,246
Univision Communications Inc. 7.85% 2011	46,771	24,789
Univision Communications, Inc., First Lien Term Loan B, 2.711% 2014[2,3,4]	73,170	30,650
Univision Communications Inc. 9.75% 2015[1,5]	149,175	19,393
MGM MIRAGE 6.00% 2009	17,125	16,440
MGM MIRAGE 8.50% 2010	3,100	2,619
Mandalay Resort Group 6.375% 2011	1,500	1,057
MGM MIRAGE 6.75% 2012	1,700	1,198
MGM MIRAGE 6.75% 2013	16,855	11,377
MGM MIRAGE 13.00% 2013[1]	24,650	23,602
MGM MIRAGE 5.875% 2014	33,425	21,559
MGM MIRAGE 6.625% 2015	7,975	4,905
MGM MIRAGE 7.50% 2016	4,000	2,555
Michaels Stores, Inc., Term Loan B, 2.75% 2013[2,3,4]	28,920	15,713
Michaels Stores, Inc. 10.00% 2014	101,525	46,701
Michaels Stores, Inc. 0%/13.00% 2016[6]	6,150	1,138
Allison Transmission Holdings, Inc., Term Loan B, 4.64% 2014[2,3,4]	9,523	5,456
Allison Transmission Holdings, Inc. 11.00% 2015[1]	52,950	26,210
Allison Transmission Holdings, Inc. 11.25% 2015[1,2,5]	74,975	29,990
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	34,492
Mohegan Tribal Gaming Authority 8.00% 2012	10,275	6,319
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	778
Mohegan Tribal Gaming Authority 7.125% 2014	22,100	11,271
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	1,925
TL Acquisitions, Inc., Term Loan B, 2.96% 2014[2,3,4]	38,698	25,430
Thomson Learning 0%/13.25% 2015[1,6]	16,045	4,733
Thomson Learning 10.50% 2015[1]	56,890	23,609
Boyd Gaming Corp. 7.75% 2012	27,925	25,272
Boyd Gaming Corp. 6.75% 2014	30,300	19,240
Boyd Gaming Corp. 7.125% 2016	5,500	3,272
NTL Cable PLC 8.75% 2014	43,400	32,767
NTL Cable PLC 8.75% 2014	€4,500	4,515
NTL Cable PLC 9.75% 2014	£3,000	3,141
NTL Cable PLC 9.125% 2016	$7,375	5,494
Dollar General Corp., Term Loan B2, 3.211% 2014[2,3,4]	5,000	3,707
Dollar General Corp. 10.625% 2015	22,225	21,336
Dollar General Corp. 11.875% 2017[2,5]	23,200	19,952
CanWest Media Inc., Series B, 8.00% 2012	91,198	40,583
CanWest MediaWorks Inc. 9.25% 2015[1]	3,700	1,424
Toys “R” Us, Inc. 7.625% 2011	60,355	29,876
Toys “R” Us-Delaware, Inc., Term Loan B, 4.831% 2012[2,3,4]	24,012	11,646
Quebecor Media Inc. 7.75% 2016	33,400	22,712
Quebecor Media Inc. 7.75% 2016	22,370	15,212
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	19,682
AMC Entertainment Inc. 8.00% 2014	8,175	5,068
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	7,038
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	41,425	31,483
Kabel Deutschland GmbH 10.625% 2014	34,275	30,676
CSC Holdings, Inc., Series B, 8.125% 2009	22,975	22,918
Cablevision Systems Corp., Series B, 8.00% 2012	8,590	7,688
Hanesbrands Inc., Series B, 5.698% 2014[2]	40,550	28,791
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	32,850	28,415
Cinemark USA, Inc., Term Loan B, 2.95% 2013[2,3,4]	5,621	4,114
Cinemark, Inc. 0%/9.75% 2014[6]	29,075	23,660
Ford Capital BV 9.50% 2010	4,000	1,760
Ford Motor Co. 9.50% 2011	1,000	365
Ford Motor Co., Term Loan B, 5.00% 2013[2,3,4]	31,320	12,850
FCE Bank PLC 7.125% 2013	€11,550	8,289
Ford Motor Co. 6.50% 2018	$8,035	1,969
Ford Motor Co. 8.875% 2022	2,220	544
Ford Motor Co. 7.45% 2031	2,500	713
K. Hovnanian Enterprises, Inc. 6.00% 2010	2,500	2,038
K. Hovnanian Enterprises, Inc. 8.875% 2012	12,815	3,780
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,325	3,223
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,450	674
K. Hovnanian Enterprises, Inc. 6.50% 2014	3,775	1,038
K. Hovnanian Enterprises, Inc. 6.25% 2015	6,790	1,799
K. Hovnanian Enterprises, Inc. 6.25% 2016	10,270	2,773
K. Hovnanian Enterprises, Inc. 7.50% 2016	10,735	2,737
K. Hovnanian Enterprises, Inc. 8.625% 2017	19,860	5,064
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	16,058
Seneca Gaming Corp. 7.25% 2012	8,440	6,836
Pinnacle Entertainment, Inc. 7.50% 2015	38,450	22,493
Gray Television Inc., Series D, 12.00%/15.00% (undated)[6,7,8]	64,500	21,769
iesy Repository GmbH 10.125% 2015	€4,750	5,593
iesy Repository GmbH 10.375% 2015[1]	$20,475	16,150
Gaylord Entertainment Co. 8.00% 2013	21,700	15,082
Gaylord Entertainment Co. 6.75% 2014	8,650	5,406
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	3,215
Tenneco Automotive Inc. 8.625% 2014	38,250	14,726
Tenneco Inc. 8.125% 2015	5,000	2,325
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	18,176
J.C. Penney Co., Inc. 8.00% 2010	14,995	14,560
J.C. Penney Co., Inc. 9.00% 2012	2,980	2,648
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	16,526
American Media Operations, Inc., Series B, 10.25% 2009[9]	56,620	11,537
American Media Operations, Inc., Series B, 10.25% 2009[1,9]	2,015	411
American Media Operations, Inc. 8.875% 2011	17,615	3,633
American Media Operations, Inc. 8.875% 2011[1]	640	132
Sealy Mattress Co. 8.25% 2014	25,740	15,315
General Motors Corp. 7.20% 2011	21,955	4,665
General Motors Corp. 7.125% 2013	16,055	3,010
General Motors Corp. 7.25% 2013	€3,000	857
General Motors Corp. 8.80% 2021	$30,520	5,188
General Motors Corp. 9.40% 2021	5,775	1,011
Meritage Corp. 7.00% 2014	8,575	4,931
Meritage Homes Corp. 6.25% 2015	6,200	3,317
Meritage Corp. 7.731% 2017[1,8]	12,500	4,980
Edcon (Proprietary) Ltd. 6.579% 2014[2]	€22,425	12,656
Regal Cinemas Corp., Series B, 9.375% 2012[8]	$13,300	12,337
Standard Pacific Corp. 5.125% 2009	3,750	3,600
Standard Pacific Corp. 6.875% 2011	1,905	1,419
Standard Pacific Corp. 7.75% 2013	3,920	2,195
Standard Pacific Corp. 6.25% 2014	5,685	3,070
Standard Pacific Corp. 7.00% 2015	2,715	1,425
Warner Music Group 7.375% 2014	19,610	11,570
Fox Acquisition LLC 13.375% 2016[1]	26,095	11,221
Education Management LLC and Education Management Finance Corp. 8.75% 2014	7,400	5,661
Education Management LLC and Education Management Finance Corp. 10.25% 2016	7,535	5,501
LBI Media, Inc. 8.50% 2017[1,8]	30,380	10,633
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	500	423
DaimlerChrysler North America Holding Corp. 5.875% 2011	11,500	10,033
Beazer Homes USA, Inc. 8.625% 2011	9,600	5,136
Beazer Homes USA, Inc. 8.125% 2016	16,725	5,101
Seminole Tribe of Florida 7.804% 2020[1,3]	10,050	9,546
Vidéotron Ltée 6.875% 2014	6,780	6,034
Vidéotron Ltée 6.375% 2015	3,720	2,939
KB Home 5.875% 2015	4,185	2,532
KB Home 6.25% 2015	9,285	5,710
William Lyon Homes, Inc. 7.625% 2012	14,050	3,723
William Lyon Homes, Inc. 7.50% 2014	17,110	4,192
Liberty Media Corp. 8.25% 2030	12,675	7,335
Cooper-Standard Automotive Inc. 7.00% 2012	18,025	5,498
Cooper-Standard Automotive Inc. 8.375% 2014	9,275	1,670
Radio One, Inc. 6.375% 2013	20,260	6,939
Time Warner Cable Inc. 8.75% 2019	6,300	6,862
Dillard Department Stores, Inc. 9.125% 2011	8,230	5,679
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,159
Macy’s Retail Holdings, Inc. 7.875% 2015	2,020	1,457
Federated Retail Holdings, Inc. 5.90% 2016	7,380	4,487
Federated Retail Holdings, Inc. 6.375% 2037	600	339
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	6,031
Neiman Marcus Group, Inc. 9.00% 2015[5]	13,330	5,932
D.R. Horton, Inc. 8.00% 2009	5,770	5,756
Local T.V. Finance LLC 9.25% 2015[1,5]	25,560	5,751
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	8,375	5,496
Claire’s Stores, Inc., Term Loan B, 3.221% 2014[2,3,4]	12,504	5,042
Bon-Ton Department Stores, Inc. 10.25% 2014	37,200	4,650
R.H. Donnelley Corp., Series A-1, 6.875% 2013	2,425	340
Dex Media, Inc., Series B, 8.00% 2013	3,075	584
Dex Media, Inc., Series B, 9.00% 2013	9,000	1,710
R.H. Donnelley Corp., Series A-3, 8.875% 2016	12,750	1,976
Burlington Coat Factory Warehouse Corp. 11.125% 2014	14,025	4,278
Cox Communications, Inc. 9.375% 2019[1]	4,000	4,192
Viacom Inc. 5.75% 2011	4,500	4,089
Visteon Corp. 8.25% 2010	3,772	1,188
Visteon Corp. 12.25% 2016[1]	9,737	2,386
WDAC Intermediate Corp. 8.375% 2014[1]	9,870	2,862
WDAC Intermediate Corp. 8.50% 2014	€1,750	683
News America Inc. 6.75% 2038	$2,990	2,967
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	2,752
Goodyear Tire & Rubber Co. 6.318% 2009[2]	3,000	2,745
TRW Automotive Inc. 7.00% 2014[1]	4,650	2,488
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,675	2,020
Technical Olympic USA, Inc. 9.00% 2010[9]	22,486	562
Technical Olympic USA, Inc. 9.00% 2010[9]	7,325	183
Technical Olympic USA, Inc. 9.25% 2011[1,9]	36,325	908
Delphi Automotive Systems Corp. 6.50% 2009[9]	34,600	692
Delphi Corp. 6.50% 2013[9]	17,190	258
Delphi Automotive Systems Corp. 6.55% 2006[9]	12,730	255
Delphi Automotive Systems Corp. 7.125% 2029[9]	14,300	286
Delphi Trust I 8.25% 2033[9]	4,470	—
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 2012[2,3,4]	1,603	1,146
Idearc Inc. 8.00% 2016	13,600	1,088
Wyndham Worldwide Corp. 6.00% 2016	2,415	975
Young Broadcasting Inc. 10.00% 2011	58,845	883
Young Broadcasting Inc. 8.75% 2014	4,040	61
KAC Acquisition Corp. 8.00% 2026[1,5,8]	219	219
		1,638,094

TELECOMMUNICATION SERVICES — 10.08%
Qwest Capital Funding, Inc. 7.90% 2010	21,785	19,933
Qwest Capital Funding, Inc. 7.25% 2011	85,750	72,459
Qwest Communications International Inc. 7.25% 2011	43,725	38,259
Qwest Corp. 8.875% 2012	3,600	3,348
Qwest Capital Funding, Inc. 7.625% 2021	1,325	888
Centennial Communications Corp. 9.633% 2013[2]	49,250	48,019
Centennial Communications Corp. 10.00% 2013	14,750	15,340
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	38,068
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	24,659
Windstream Corp. 8.125% 2013	89,875	83,134
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	26,216
Windstream Corp. 8.625% 2016	15,300	13,617
Windstream Corp. 7.00% 2019	2,500	1,938
Sprint Capital Corp. 6.375% 2009	2,980	2,962
Sprint Nextel Corp. 1.866% 2010[2]	5,120	4,291
Nextel Communications, Inc., Series E, 6.875% 2013	15,513	6,596
Nextel Communications, Inc., Series F, 5.95% 2014	71,690	30,137
Nextel Communications, Inc., Series D, 7.375% 2015	52,978	22,261
Sprint Nextel Corp. 6.00% 2016	25,250	17,827
Sprint Capital Corp. 6.90% 2019	15,075	10,721
Sprint Capital Corp. 8.75% 2032	13,245	8,957
American Tower Corp. 7.125% 2012	56,060	55,499
American Tower Corp. 7.50% 2012	14,100	13,959
American Tower Corp. 7.00% 2017[1,8]	34,825	33,432
MetroPCS Wireless, Inc., Term Loan B, 5.50% 2013[2,3,4]	15,692	12,762
MetroPCS Wireless, Inc. 9.25% 2014	65,275	58,748
Cricket Communications, Inc. 9.375% 2014	69,105	62,540
ALLTEL Corp., Term Loan B3, 3.939% 2015[2,3,4]	24,789	24,593
ALLTEL Corp., Term Loan B2, 4.371% 2015[2,3,4]	7,356	7,264
Digicel Group Ltd. 8.875% 2015[1]	29,100	19,061
Digicel Group Ltd. 8.875% 2015	2,350	1,539
Cincinnati Bell Inc. 7.25% 2013	21,800	19,293
Rogers Wireless Inc. 7.25% 2012	6,375	6,234
Rogers Wireless Inc. 7.50% 2015	12,025	11,921
Orascom Telecom 7.875% 2014[1]	32,780	17,537
NTELOS Inc., Term Loan B, 2.72% 2011[2,3,4]	20,698	17,524
AT&T Inc. 6.70% 2013	5,500	5,832
AT&T Inc. 6.40% 2038	10,000	10,749
Millicom International Cellular SA 10.00% 2013	10,050	9,095
Telecom Italia Capital SA 7.721% 2038	10,000	8,233
Hawaiian Telcom Communications, Inc. 8.765% 2013[2,9]	19,715	1,134
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	23,340	1,867
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[2,3,4]	8,877	3,469
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[9]	8,725	87
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	5,570
Citizens Communications Co. 7.875% 2027	9,350	5,470
Trilogy International Partners LLC, Term Loan B, 4.959% 2012[2,3,4]	10,475	4,242
América Móvil, SAB de CV 8.46% 2036	MXN65,000	3,273
Intelsat, Ltd. 6.50% 2013	$4,475	2,528
Level 3 Financing, Inc. 9.25% 2014	4,000	2,340
Verizon Communications Inc. 8.50% 2018[1]	1,250	1,467
		916,892

INDUSTRIALS — 9.80%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[2,3,4]	17,157	11,667
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	92,625	74,563
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	113,700	41,785
Continental Airlines, Inc. 8.75% 2011	21,200	12,561
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	4,500
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	2,628	2,155
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,200	3,913
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	8,918	6,242
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	11,057	7,519
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,163	4,130
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	2,893	1,793
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	9,145	7,316
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	13,317	7,458
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,928	2,196
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,716	2,119
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	361	289
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	10,724	6,327
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,9]	17,433	19,220
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	2,965	2,721
United Air Lines, Inc., Term Loan B, 2.50% 2014[2,3,4]	62,624	29,496
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	1,887	1,706
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	1,590	1,485
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,8,9]	1,136	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	8,966	4,864
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,171
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	7,926
Allied Waste North America, Inc., Series B, 6.125% 2014	5,350	4,847
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	14,857
Allied Waste North America, Inc. 6.875% 2017	15,800	14,717
ARAMARK Corp., Term Loan B, 3.334% 2014[2,3,4]	15,587	12,999
ARAMARK Corp., Letter of Credit, 4.494% 2014[2,3,4]	990	826
ARAMARK Corp. 6.693% 2015[2]	13,520	10,275
ARAMARK Corp. 8.50% 2015	28,745	26,158
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	29,367	25,586
DynCorp International and DIV Capital Corp. 9.50% 2013[1]	23,310	20,542
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.461% 2014[2,3,4]	43,338	22,734
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.459% 2014[2,3,4]	2,545	1,335
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	4,975	2,065
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	48,710	16,805
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,880	792
AMR Corp., Series B, 10.45% 2011	1,850	895
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	12,336
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	6,018
AMR Corp. 9.00% 2012	16,155	8,340
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,048
AMR Corp. 9.00% 2016	1,475	702
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	19,893	8,156
AMR Corp. 9.88% 2020[8]	1,275	582
AMR Corp. 9.80% 2021[8]	2,555	1,166
AMR Corp. 10.00% 2021[8]	9,000	4,106
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	788	725
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	14,295
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	2,327
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[2,3,4,8]	13,848	11,156
Delta Air Lines, Inc., Second Lien Term Loan B, 5.149% 2014[2,3,4]	11,820	5,900
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[2,3,4]	11,333	8,387
US Investigations Services, Inc., Term Loan B, 4.275% 2015[2,3,4]	10,621	7,727
US Investigations Services, Inc. 10.50% 2015[1]	34,825	25,596
US Investigations Services, Inc. 11.75% 2016[1]	12,875	8,176
DRS Technologies, Inc. 6.875% 2013	15,130	15,070
DRS Technologies, Inc. 6.625% 2016	5,400	5,427
DRS Technologies, Inc. 7.625% 2018	18,175	18,266
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.80% 2014[2,3,4]	10,488	5,506
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 7.17% 2014[2,3,4]	10,339	5,428
DAE Aviation Holdings, Inc. 11.25% 2015[1]	66,070	27,419
Ashtead Group PLC 8.625% 2015[1]	17,750	9,407
Ashtead Capital, Inc. 9.00% 2016[1]	44,430	23,104
Kansas City Southern Railway Co. 7.50% 2009	7,287	7,342
TFM, SA de CV 9.375% 2012	17,775	16,353
Kansas City Southern Railway Co. 8.00% 2015	3,400	2,703
NTK Holdings Inc. 0%/10.75% 2014[3,6]	53,460	11,761
THL Buildco, Inc. 8.50% 2014	34,620	8,136
Atrium Companies, Inc., Term Loan B, 12.50% 2012[2,3,4,5]	21,778	13,612
Atrium Companies, Inc. 15.00% 2012[1,5]	40,873	5,518
Navios Maritime Holdings Inc. 9.50% 2014	31,300	17,595
CEVA Group PLC 10.00% 2014[1]	9,675	7,220
CEVA Group PLC, Bridge Loan, 9.75% 2015[2,3,4,8]	26,763	9,367
B/E Aerospace 8.50% 2018	16,105	14,535
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,675	8,756
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	5,000
TransDigm Inc. 7.75% 2014	11,960	9,867
Accuride Corp. 8.50% 2015	26,755	8,896
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[2,3,4]	16,541	8,885
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	8,487
Mobile Services Group, Inc. 9.75% 2014	10,000	7,150
Esterline Technologies Corp. 6.625% 2017	8,250	7,054
H&E Equipment Services, Inc. 8.375% 2016	11,875	6,353
Alion Science and Technology Corp. 10.25% 2015	10,350	4,722
Esco Corp. 5.871% 2013[1,2]	950	613
Esco Corp. 8.625% 2013[1]	5,600	3,948
Sequa Corp., Term Loan B, 4.69% 2014[2,3,4]	6,877	3,886
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	5,150	2,858
Park-Ohio Industries, Inc. 8.375% 2014	6,225	2,583
Hertz Corp. 8.875% 2014	3,175	1,969
Quebecor World Inc. 8.75% 2016[1,9]	17,615	1,475
		891,569

HEALTH CARE — 8.44%
Tenet Healthcare Corp. 6.375% 2011	9,820	7,635
Tenet Healthcare Corp. 7.375% 2013	15,935	11,433
Tenet Healthcare Corp. 9.875% 2014	148,410	120,212
Tenet Healthcare Corp. 9.25% 2015	45,485	36,843
Tenet Healthcare Corp. 6.875% 2031	200	85
HealthSouth Corp. 8.323% 2014[2]	57,305	46,130
HealthSouth Corp. 10.75% 2016	86,990	80,248
HCA Inc., Term Loan B, 3.709% 2013[2,3,4]	67,833	53,551
HCA Inc. 9.125% 2014	6,345	5,901
HCA Inc. 9.25% 2016	7,700	7,084
HCA Inc. 10.375% 2016[5]	15,550	12,168
VWR Funding, Inc. 10.25% 2015[2,5]	116,360	73,889
Elan Finance PLC and Elan Finance Corp. 6.149% 2011[2]	9,473	5,210
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	5,375	3,198
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[2]	16,120	7,657
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	66,255	34,784
Boston Scientific Corp. 5.45% 2014	4,885	4,177
Boston Scientific Corp. 5.125% 2017	7,875	5,985
Boston Scientific Corp. 7.00% 2035	41,985	31,279
Bausch & Lomb Inc. 9.875% 2015[1]	53,025	40,034
Warner Chilcott Corp. 8.75% 2015	34,724	31,078
Mylan Inc., Term Loan B, 4.75% 2014[2,3,4]	34,854	29,727
PTS Acquisition Corp. 9.50% 2015[5]	73,750	28,394
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	24,206
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	23,275	14,314
Surgical Care Affiliates, Inc. 10.00% 2017[1]	17,585	9,232
Health Management Associates Inc., Term Loan B, 3.209% 2014[2,3,4]	33,298	20,936
Symbion Inc. 11.75% 2015[5]	20,830	11,040
Viant Holdings Inc. 10.125% 2017[1]	29,310	9,819
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,318
CHS/Community Health Systems, Inc. 8.875% 2015	250	231
		767,798

FINANCIALS — 7.52%
Ford Motor Credit Co. 3.225% 2009[1,2]	5,250	5,014
Ford Motor Credit Co. 7.375% 2009	4,725	4,150
Ford Motor Credit Co. 8.625% 2010	2,405	1,821
Ford Motor Credit Co. 9.75% 2010[2]	31,000	24,809
Ford Motor Credit Co. 7.25% 2011	5,000	3,655
Ford Motor Credit Co. 7.375% 2011	6,775	5,154
Ford Motor Credit Co. 9.875% 2011	5,000	3,691
Ford Motor Credit Co. 7.569% 2012[2]	105,860	68,941
Ford Motor Credit Co. 7.80% 2012	3,000	2,106
Ford Motor Credit Co. 8.00% 2016	9,515	6,206
GMAC LLC 3.399% 2009[2]	1,300	1,243
General Motors Acceptance Corp. 5.625% 2009	18,000	17,299
General Motors Acceptance Corp. 7.25% 2011[1,8]	29,783	26,805
General Motors Acceptance Corp. 6.625% 2012[1,8]	1,899	1,519
General Motors Acceptance Corp. 6.875% 2012[1,8]	7,250	5,800
General Motors Acceptance Corp. 7.00% 2012[1,8]	12,062	9,770
General Motors Acceptance Corp. 7.50% 2013[1,8]	3,030	2,060
General Motors Acceptance Corp. 4.403% 2014[1,2,8]	9,210	5,894
General Motors Acceptance Corp. 6.75% 2014[1,8]	2,529	1,846
General Motors Acceptance Corp. 8.00% 2018[1,8]	3,629	1,585
Countrywide Home Loans, Inc., Series M, 4.125% 2009	25,000	24,711
Countrywide Home Loans, Inc., Series K, 5.625% 2009	8,522	8,486
Countrywide Financial Corp., Series A, 4.50% 2010	4,591	4,512
Countrywide Financial Corp., Series B, 5.80% 2012	20,955	20,439
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
CIT Group Inc. 2.303% 2009[2]	7,980	7,791
CIT Group Inc. 4.125% 2009	9,533	8,977
CIT Group Inc. 6.875% 2009	10,015	9,617
CIT Group Inc. 4.25% 2010	21,925	20,105
CIT Group Inc. 5.40% 2012	621	501
CIT Group Inc. 7.625% 2012	16,615	14,037
CIT Group Inc. 7.75% 2012	578	457
CIT Group Inc. 5.65% 2017	1,024	713
CIT Group Inc. 12.00% 2018[1,8]	1,574	1,228
Realogy Corp., Letter of Credit, 5.05% 2013[2,3,4]	4,891	3,094
Realogy Corp., Term Loan B, 5.706% 2013[2,3,4]	22,913	14,493
Realogy Corp. 10.50% 2014	129,055	22,907
Realogy Corp. 11.75% 2014[5]	5,532	664
Realogy Corp. 12.375% 2015	9,625	1,347
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	8,260	3,712
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	59,740	32,899
E*TRADE Financial Corp. 8.00% 2011	22,475	10,338
E*TRADE Financial Corp. 7.375% 2013	4,375	1,597
E*TRADE Financial Corp. 7.875% 2015	36,920	13,476
Rouse Co. 3.625% 2009	12,415	5,214
Rouse Co. 7.20% 2012	12,145	4,190
Rouse Co. 5.375% 2013	22,130	7,082
Rouse Co. 6.75% 2013[1]	17,950	6,552
Citigroup Capital XXI 8.30% 2077[2]	28,675	22,165
TuranAlem Finance BV 7.875% 2010	10,000	6,150
TuranAlem Finance BV 7.75% 2013[1]	8,500	3,442
TuranAlem Finance BV 8.50% 2015	4,000	1,740
TuranAlem Finance BV 8.50% 2015[1]	2,280	992
TuranAlem Finance BV 8.25% 2037[1]	17,970	7,817
SLM Corp., Series A, 5.375% 2013	9,000	6,604
SLM Corp., Series A, 3.835% 2014[2]	7,000	4,730
SLM Corp., Series A, 8.45% 2018	10,000	7,918
Kazkommerts International BV 8.50% 2013[1]	3,500	2,048
Kazkommerts International BV 8.50% 2013	1,500	878
Kazkommerts International BV 7.875% 2014[1]	10,000	5,550
Kazkommerts International BV 8.00% 2015[1]	6,000	2,850
Kazkommerts International BV 8.00% 2015	3,000	1,425
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	2,850
Lazard Group LLC 7.125% 2015	20,314	12,915
Lazard Group LLC 6.85% 2017	2,761	1,760
HSBK (Europe) BV 7.75% 2013	7,660	5,477
HSBK (Europe) BV 7.75% 2013[1]	1,200	858
HSBK (Europe) BV 7.25% 2017[1]	13,765	7,502
National City Preferred Capital Trust I 12.00% (undated)[2]	12,500	11,813
Host Marriott, LP, Series M, 7.00% 2012	11,100	9,463
Host Marriott, LP, Series K, 7.125% 2013	1,950	1,580
Sovereign Bancorp, Inc. 1.728% 2010[2]	10,475	9,284
MetLife Capital Trust X 9.25% 2068[1,2]	12,000	8,387
International Lease Finance Corp., Series R, 6.375% 2013	7,900	5,371
International Lease Finance Corp., Series R, 5.65% 2014	4,000	2,616
iStar Financial, Inc. 6.00% 2010	7,862	3,303
iStar Financial, Inc., Series B, 5.125% 2011	2,788	976
iStar Financial, Inc. 6.50% 2013	5,156	1,548
iStar Financial, Inc. 8.625% 2013	5,000	1,551
iStar Financial, Inc., Series B, 5.70% 2014	444	138
Zions Bancorporation 5.65% 2014	10,000	7,513
Hospitality Properties Trust 6.85% 2012	1,000	648
Hospitality Properties Trust 6.75% 2013	5,070	3,141
Hospitality Properties Trust 5.125% 2015	3,640	1,841
Hospitality Properties Trust 6.30% 2016	155	71
Hospitality Properties Trust 5.625% 2017	270	125
Hospitality Properties Trust 6.70% 2018	2,945	1,372
LaBranche & Co Inc. 11.00% 2012	7,750	6,781
Catlin Insurance Ltd. 7.249% (undated)[1,2]	14,250	5,674
JPMorgan Chase Bank NA 6.00% 2017	4,818	4,868
Northern Rock PLC 5.60% (undated)[1,2]	900	347
Northern Rock PLC 6.594% (undated)[1,2]	11,400	4,389
Chevy Chase Bank, FSB 6.875% 2013	5,500	4,434
Capmark Financial Group Inc. 3.038% 2010[2]	3,200	1,634
Capmark Financial Group Inc. 5.875% 2012	7,700	2,627
Banco Mercantil del Norte, SA 6.135% 2016[1,2]	3,500	2,260
Banco Mercantil del Norte, SA 6.862% 2021[1,2]	2,000	1,210
Simon Property Group, LP 5.875% 2017	5,000	3,344
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[9]	5,000	500
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[9]	4,640	464
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[9]	360	36
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	23,000	2,300
HBOS PLC 6.75% 2018[1]	3,300	2,909
Morgan Stanley 10.09% 2017	BRL10,800	2,723
UnumProvident Corp. 5.859% 2009	$2,000	1,908
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	1,500
Agile Property Holdings Ltd. 9.00% 2013	2,365	1,304
Barclays Bank PLC 5.926% (undated)[1,2]	3,000	1,104
Schwab Capital Trust I 7.50% 2037[2]	2,000	1,002
		684,475

UTILITIES — 5.98%
Edison Mission Energy 7.50% 2013	44,900	41,308
Edison Mission Energy 7.75% 2016	15,125	13,537
Midwest Generation, LLC, Series B, 8.56% 2016[3]	48,812	46,615
Edison Mission Energy 7.00% 2017	26,020	22,768
Edison Mission Energy 7.20% 2019	46,450	38,321
Homer City Funding LLC 8.734% 2026[3]	9,144	8,458
Edison Mission Energy 7.625% 2027	38,780	30,248
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 2014[2,3,4]	15,840	11,022
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 2015[1]	57,035	40,780
Texas Competitive Electric Holdings Co. LLC 10.50% 2015[1]	50,900	36,394
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[1,5]	35,000	17,675
Intergen Power 9.00% 2017[1]	74,950	61,834
AES Corp. 9.50% 2009	2,638	2,631
AES Corp. 9.375% 2010	5,508	5,260
AES Corp. 8.875% 2011	8,475	7,967
AES Corp. 8.75% 2013[1]	17,117	16,518
AES Gener SA 7.50% 2014	11,750	11,650
AES Corp. 7.75% 2015	2,000	1,690
AES Red Oak, LLC, Series A, 8.54% 2019[3]	7,177	6,352
AES Corp. 8.00% 2020[1]	5,375	4,192
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	4,325
NRG Energy, Inc. 7.25% 2014	22,925	21,492
NRG Energy, Inc. 7.375% 2016	33,700	31,425
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,102
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	2,862
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,547
Sierra Pacific Resources 8.625% 2014	11,075	10,040
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,382
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,536
Sierra Pacific Resources 6.75% 2017	2,000	1,545
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,111
ISA Capital do Brasil SA 8.80% 2017[1]	11,700	10,325
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	9,325	10,932
Enersis SA 7.375% 2014	6,800	7,097
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	3,665	3,190
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	1,649
		543,780

INFORMATION TECHNOLOGY — 5.22%
NXP BV and NXP Funding LLC 7.503% 2013[2]	61,900	20,814
NXP BV and NXP Funding LLC 8.068% 2013[2]	€16,625	5,792
NXP BV and NXP Funding LLC 7.875% 2014	$69,515	27,458
NXP BV and NXP Funding LLC 8.625% 2015	€64,225	16,557
NXP BV and NXP Funding LLC 9.50% 2015	$156,040	30,038
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[2,3,4]	4,875	2,911
Freescale Semiconductor, Inc. 5.871% 2014[2]	3,000	1,035
Freescale Semiconductor, Inc. 8.875% 2014	32,425	14,429
Freescale Semiconductor, Inc. 9.875% 2014[2,5]	226,137	53,142
Freescale Semiconductor, Inc. 10.125% 2016	55,400	22,991
First Data Corp., Term Loan B2, 3.211% 2014[2,3,4]	66,087	42,758
First Data Corp. 9.875% 2015[1]	34,685	21,158
Sanmina-SCI Corp. 6.75% 2013	34,865	15,166
Sanmina-SCI Corp. 4.746% 2014[1,2]	17,000	9,265
Sanmina-SCI Corp. 8.125% 2016	60,775	24,006
Hughes Communications, Inc. 9.50% 2014	53,375	43,634
SunGard Data Systems Inc. 9.125% 2013	37,589	32,702
SunGard Data Systems Inc. 4.875% 2014	4,500	3,128
Jabil Circuit, Inc. 5.875% 2010	4,250	3,910
Jabil Circuit, Inc. 8.25% 2018	22,415	14,346
Sensata Technologies BV, Term Loan B, 5.258% 2013[2,3,4]	5,610	2,898
Sensata Technologies BV 8.00% 2014[2]	32,755	14,904
Ceridian Corp. 11.25% 2015[1]	32,925	17,574
Serena Software, Inc. 10.375% 2016	24,540	12,577
Celestica Inc. 7.875% 2011	10,525	9,630
Xerox Corp. 7.125% 2010	3,650	3,427
Xerox Corp. 7.625% 2013	5,000	4,177
Nortel Networks Ltd. 9.003% 2011[2]	15,915	4,058
Nortel Networks Ltd. 10.75% 2016	1,325	358
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014[9]	15,000	150
Exodus Communications, Inc. 11.625% 2010[8,9]	3,761	—
		474,993

MATERIALS — 3.59%
Nalco Co. 7.75% 2011	$27,440	26,480
Nalco Co. 7.75% 2011	€500	589
Nalco Co. 9.00% 2013	5,000	5,121
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	$8,700	6,308
International Paper Co. 7.95% 2018	30,490	24,135
International Paper Co. 8.70% 2038	5,000	3,501
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	2,703
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	17,365	14,777
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	10,870	8,926
Georgia Gulf Corp. 9.50% 2014	77,340	23,589
Associated Materials Inc. 9.75% 2012	8,865	7,026
AMH Holdings, Inc. 0%/11.25% 2014[6]	29,195	16,349
Building Materials Corp. of America 7.75% 2014	28,935	18,374
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	5,777
Stone Container Corp. 8.375% 2012	6,875	1,169
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,405	4,393
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	16,880	3,292
Rockwood Specialties Group, Inc. 7.50% 2014	5,765	4,468
Rockwood Specialties Group, Inc. 7.625% 2014	€9,700	9,462
Plastipak Holdings, Inc. 8.50% 2015[1]	$20,340	13,730
Georgia-Pacific Corp. 8.125% 2011	11,600	10,962
Georgia-Pacific Corp., First Lien Term Loan B, 3.689% 2012[2,3,4]	3,507	2,664
Graphic Packaging International, Inc. 8.50% 2011	11,890	9,988
Graphic Packaging International, Inc. 9.50% 2013	2,425	1,685
Algoma Steel Inc., Term Loan B, 4.42% 2013[2,3,4,8]	6,345	3,490
Algoma Steel Inc. 9.875% 2015[1,8]	14,250	4,988
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	14,038	7,931
Domtar Corp. 5.375% 2013	5,075	3,172
Domtar Corp. 7.125% 2015	7,045	4,614
Vale Overseas Ltd. 6.25% 2017	3,700	3,498
Vale Overseas Ltd. 6.875% 2036	4,000	3,641
MacDermid 9.50% 2017[1]	13,150	6,904
Neenah Paper, Inc. 7.375% 2014	12,595	6,864
AEP Industries Inc. 7.875% 2013	11,490	6,549
Metals USA Holdings Corp. 10.883% 2012[2,5]	18,795	5,357
Metals USA, Inc. 11.125% 2015	1,750	1,041
FMG Finance Pty Ltd. 10.625% 2016[1]	10,100	5,908
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,325
NewPage Corp., Series B, 10.00% 2012	7,250	3,226
NewPage Corp., Series A, 12.00% 2013	6,150	1,783
Abitibi-Consolidated Inc. 8.55% 2010	5,775	606
Abitibi-Consolidated Co. of Canada 15.50% 2010[1]	2,810	829
Abitibi-Consolidated Co. of Canada 5.496% 2011[2]	6,975	593
Abitibi-Consolidated Inc. 7.75% 2011	9,110	865
Abitibi-Consolidated Co. of Canada 6.00% 2013	3,000	255
Abitibi-Consolidated Co. of Canada 8.375% 2015	12,625	1,073
Owens-Illinois, Inc. 7.50% 2010	2,000	1,990
Owens-Brockway Glass Container Inc. 8.25% 2013	1,400	1,386
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	410
Airgas, Inc. 6.25% 2014	$3,500	2,992
Airgas, Inc. 7.125% 2018[1]	650	557
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	6,850	3,265
Smurfit Capital Funding PLC 7.50% 2025	4,250	2,529
Exopack Holding Corp. 11.25% 2014	3,650	2,153
Momentive Performance Materials Inc. 9.75% 2014	5,000	2,150
Novelis Inc. 7.25% 2015[2]	2,750	1,609
Norampac Inc. 6.75% 2013	3,500	1,592
Witco Corp. 6.875% 2026	5,080	1,448
Huntsman LLC 11.50% 2012	500	402
		326,463

CONSUMER STAPLES — 3.20%
Stater Bros. Holdings Inc. 8.125% 2012	42,605	38,771
Stater Bros. Holdings Inc. 7.75% 2015	28,425	24,019
Constellation Brands, Inc. 8.375% 2014	6,775	6,470
Constellation Brands, Inc. 7.25% 2017	31,375	29,806
SUPERVALU INC., Term Loan B, 2.689% 2012[2,3,4]	9,224	7,407
SUPERVALU INC. 7.50% 2012	3,860	3,416
Albertson’s, Inc. 7.25% 2013	4,990	4,241
SUPERVALU INC. 7.50% 2014	1,000	825
Albertson’s, Inc. 8.00% 2031	32,750	19,814
Dole Food Co., Inc. 8.625% 2009	6,625	6,029
Dole Food Co., Inc. 7.25% 2010	18,845	13,239
Dole Food Co., Inc. 8.875% 2011	24,960	15,725
Duane Reade Inc. 6.496% 2010[2]	15,170	11,150
Duane Reade Inc. 9.75% 2011	32,910	17,607
Elizabeth Arden, Inc. 7.75% 2014	21,637	14,172
Vitamin Shoppe Industries Inc. 9.649% 2012[2]	19,535	13,870
Yankee Candle Co., Inc., Series B, 8.50% 2015	22,585	10,643
JBS SA 10.50% 2016	13,930	9,821
Smithfield Foods, Inc., Series B, 8.00% 2009	3,500	3,342
Smithfield Foods, Inc., Series B, 7.75% 2013	2,300	1,489
Smithfield Foods, Inc. 7.75% 2017	7,850	4,514
Cott Beverages Inc. 8.00% 2011	14,500	8,917
Rite Aid Corp. 8.625% 2015	15,000	5,250
Rite Aid Corp. 7.70% 2027	7,500	1,425
Rite Aid Corp. 6.875% 2028	11,177	2,124
Altria Group, Inc. 9.70% 2018	8,075	8,742
H.J. Heinz Co. 15.59% 2011[1,2]	5,000	5,594
Pilgrim’s Pride Corp. 7.625% 2015[9]	5,800	1,595
Pilgrim’s Pride Corp. 8.375% 2017[9]	4,800	312
American Achievement Group Holding 14.75% 2012[5]	2,574	949
		291,278

ENERGY — 2.99%
Enterprise Products Operating LLC 9.75% 2014	4,200	4,281
Enterprise Products Operating LP 8.375% 2066[2]	28,360	15,616
Enterprise Products Operating LP 7.034% 2068[2]	96,310	45,324
Williams Companies, Inc. 5.883% 2010[1,2]	28,000	24,705
Williams Companies, Inc. 6.375% 2010[1]	6,000	5,596
Williams Companies, Inc. 8.125% 2012	9,800	9,077
Williams Companies, Inc. 7.875% 2021	1,650	1,264
Transcontinental Gas Pipe Line Corp. 7.25% 2026	6,650	6,084
Williams Companies, Inc. 8.75% 2032	18,250	13,624
Petroplus Finance Ltd. 6.75% 2014[1]	18,250	11,680
Petroplus Finance Ltd. 7.00% 2017[1]	38,825	23,877
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	9,788
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	21,975	17,385
Drummond Co., Inc. 7.375% 2016[1]	47,880	23,461
Gaz Capital SA 6.51% 2022[1]	10,000	5,975
Gaz Capital SA 7.288% 2037[1]	11,800	7,021
Pemex Project Funding Master Trust 7.875% 2009	1,135	1,136
Pemex Project Funding Master Trust 5.75% 2018[1]	5,850	5,192
Pemex Project Funding Master Trust 6.625% 2035[1]	6,500	5,535
Forest Oil Corp. 7.25% 2019	13,750	10,106
TEPPCO Partners LP 7.00% 2067[2]	16,665	8,944
Enbridge Inc. 5.60% 2017	10,325	8,780
Enbridge Energy Partners, LP, Series B, 7.50% 2038	5,010	3,919
Enbridge Energy Partners, LP 8.05% 2077[2]	7,220	3,519
TransCanada PipeLines Ltd. 6.35% 2067[2]	1,450	649
		272,538

Total corporate bonds, notes & loans		6,807,880

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.71%
Brazilian Treasury Bill 6.00% 2010[8,10]	BRL87,765	36,921
Brazil (Federal Republic of) Global 10.50% 2014	$3,000	3,780
Brazil (Federal Republic of) 10.00% 2017[8]	BRL13,000	4,775
Brazil (Federal Republic of) Global 8.00% 2018[3]	$6,820	7,672
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	5,869
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,850
Brazil (Federal Republic of) Global 11.00% 2040	12,485	16,355
Brazilian Treasury Bill 6.00% 2045[8,10]	BRL17,803	6,433
Turkey (Republic of) 15.00% 2010	TRY16,262	10,596
Turkey (Republic of) 14.00% 2011	30,550	19,248
Turkey (Republic of) 16.00% 2012	16,000	10,308
Turkey (Republic of) 6.75% 2018	$3,250	3,104
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,520
Colombia (Republic of) Global 10.00% 2012	$1,500	1,684
Colombia (Republic of) Global 10.75% 2013	8,550	10,003
Colombia (Republic of) Global 8.25% 2014	4,000	4,330
Colombia (Republic of) Global 12.00% 2015	COP17,130,000	8,423
Colombia (Republic of) Global 11.75% 2020	$1,936	2,604
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	5,379
Colombia (Republic of) Global 10.375% 2033	$823	1,033
Colombia (Republic of) Global 7.375% 2037	4,139	4,077
Panama (Republic of) Global 7.125% 2026	585	554
Panama (Republic of) Global 8.875% 2027	6,500	7,117
Panama (Republic of) Global 6.70% 2036[3]	28,009	25,348
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	973
United Mexican States Government Global 6.375% 2013	$6,970	7,353
United Mexican States Government 5.00% 2016[8,10]	MXN62,658	4,892
United Mexican States Government, Series M20, 10.00% 2024	80,000	6,671
United Mexican States Government Global 6.75% 2034	$6,105	6,471
Indonesia (Republic of) 12.50% 2013	IDR77,730,000	7,271
Indonesia (Republic of) 6.875% 2017[1]	$1,000	825
Indonesia (Republic of) 6.875% 2018[1]	3,725	3,110
Indonesia (Republic of) 11.50% 2019[8]	IDR25,000,000	2,251
Indonesia (Republic of) 11.00% 2020[8]	30,770,000	2,677
Indonesia (Republic of) 12.90% 2022[8]	45,000,000	4,411
Indonesia (Republic of) 11.00% 2025[8]	40,562,000	3,475
Indonesia (Republic of) 10.25% 2027[8]	725,000	58
Indonesia (Republic of) 6.625% 2037[1]	$2,500	1,837
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	8,936
Egypt (Arab Republic of) 9.10% 2010	3,130	551
Egypt (Arab Republic of) 11.50% 2011	9,380	1,707
Egypt (Arab Republic of) 9.10% 2012	18,225	3,078
Egypt (Arab Republic of) 11.625% 2014	49,265	8,936
Russian Federation 12.75% 2028	$2,000	2,330
Russian Federation 7.50% 2030[3]	23,388	20,523
Malaysian Government 3.833% 2011	MYR44,500	13,173
Venezuela (Republic of) 10.75% 2013	$6,000	3,960
Venezuela (Republic of) Global 8.50% 2014	1,250	656
Venezuela (Republic of) 7.65% 2025	8,455	3,340
Argentina (Republic of) 5.83% 2033[3,5,8,10]	ARS 12,368	1,126
Argentina (Republic of) GDP-Linked 2035	128,645	1,546
Argentina (Republic of) GDP-Linked 2035	$12,377	316
Argentina (Republic of) 0.63% 2038[3,8,10]	ARS95,685	2,508
Dominican Republic 9.50% 2011[3]	$3,376	2,853
Dominican Republic 9.50% 2011[1,3]	2,062	1,742
Uruguay (Republic of) 4.25% 2027[3,8,10]	UYU139,476	3,097
Corporación Andina de Fomento 5.75% 2017	$3,000	2,517
Thai Government 4.125% 2009	THB73,490	2,154
		337,307

MORTGAGE-BACKED OBLIGATIONS[3] — 1.40%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	$10,725	5,902
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	38,760	20,256
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	30,490	17,445
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	12,250	6,665
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,8]	1,450	986
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,8]	5,950	3,987
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,8]	11,615	7,666
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,8]	12,950	8,418
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 2-A-1, 6.00% 2035	27,103	13,726
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 2037[2,8]	7,885	3,311
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.347% 2037[2]	28,403	16,468
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1,8]	4,000	2,720
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	20,405	13,467
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	9,471	6,312
		127,329

U.S. TREASURY BONDS & NOTES — 0.32%
U.S. Treasury 6.00% 2026	21,000	29,328

ASSET-BACKED OBLIGATIONS[3] — 0.08%
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[1,8]	5,702	4,448
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 1.335% 2037[2]	4,737	3,157
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.225% 2013[1,2]	445	390
		7,995

Total bonds, notes & other debt instruments (cost: $11,519,453,000)		7,309,839

	Shares or
Convertible securities — 1.09%	principal amount

CONSUMER DISCRETIONARY — 0.31%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	28,553

INFORMATION TECHNOLOGY — 0.11%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$18,000,000	5,220
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$13,900,000	4,848
		10,068

HEALTH CARE — 0.06%
Schering-Plough Corp., 6.00% convertible preferred 2010	29,900	5,217

FINANCIALS — 0.05%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[7,8]	150,000	4,408
Fannie Mae, Series 2004-1, 5.375% convertible preferred[8]	118	65
		4,473

MISCELLANEOUS — 0.56%
Other convertible securities in initial period of acquisition		50,583

Total convertible securities (cost: $118,506,000)		98,894

Preferred securities — 0.89%

FINANCIALS — 0.89%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	22,113
Citigroup Inc., Series E, 8.40%[2]	21,500,000	14,223
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	6,240,000	5,748
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[1]	6,700,000	5,635
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	2,770,000	1,883
Bank of America Corp., Series M, 8.125% noncumulative[2]	9,000,000	6,743
Bank of America Corp., Series K, 8.00% noncumulative[2]	5,000,000	3,602
JPMorgan Chase & Co., Series I, 7.90%[2]	7,500,000	6,255
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	17,900,000	3,737
ILFC E-Capital Trust II 6.25%[1,2]	8,000,000	3,345
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	2,133
General Motors Corp. 9.00%[1,8,11]	13,748	2,062
RBS Capital Trust IV 2.259% noncumulative trust[2]	4,000,000	1,504
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	2,000,000	1,333
Fannie Mae, Series O, 7.00%[1,2]	607,282	626
Freddie Mac, Series Z, 8.375%	320,000	142
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	2,406,000	24

Total preferred securities (cost: $195,317,000)		81,108

Common stocks — 1.28%

TELECOMMUNICATION SERVICES — 0.52%
AT&T Inc.	1,000,000	28,500
American Tower Corp., Class A11	538,967	15,803
Sprint Nextel Corp., Series 1[11]	777,508	1,423
Embarq Corp.	38,875	1,398
Cincinnati Bell Inc.[11]	70,740	137
XO Holdings, Inc.[11]	25,291	4
		47,265

INDUSTRIALS — 0.37%
Delta Air Lines, Inc.[11]	2,265,056	25,958
DigitalGlobe Inc.[7,8,11]	3,064,647	7,662
UAL Corp.[11]	22,911	252
		33,872

CONSUMER DISCRETIONARY — 0.15%
Time Warner Cable Inc., Class A11	376,289	8,071
Ford Motor Co.[11]	1,877,140	4,299
Adelphia Recovery Trust, Series Arahova[11]	1,773,964	239
Adelphia Recovery Trust, Series ACC-1[11]	16,413,965	164
Adelphia Recovery Trust, Series ACC-6B8,11	3,619,600	36
CBS Corp., Class B	31,612	259
Emmis Communications Corp., Class A11	201,000	70
Radio One, Inc., Class D, nonvoting[11]	44,000	10
Radio One, Inc., Class A11	22,000	10
Mobile Travel Guide, Inc.[7,8,11]	83,780	14
		13,172

HEALTH CARE — 0.11%
UnitedHealth Group Inc.	375,000	9,975
Clarent Hospital Corp.[8,11,12]	576,849	6
		9,981

INFORMATION TECHNOLOGY — 0.10%
ZiLOG, Inc.[11,12]	1,140,500	3,307
Micron Technology, Inc.[1,11]	678,656	1,792
Micron Technology, Inc.[11]	424,160	1,120
Fairchild Semiconductor International, Inc.[11]	500,000	2,445
HSW International, Inc.[7,8,11]	257,091	69
		8,733

CONSUMER STAPLES — 0.03%
Winn-Dixie Stores, Inc.[11]	194,677	3,134

Total common stocks (cost: $217,105,000)		116,157

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	50,587	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	37,939	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	37,939	—
GT Group Telecom Inc., warrants, expire 2010[1,8,11]	11,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,8,11]	21,012	—

Total warrants (cost: $571,000)		—

	Principal amount
Short-term securities — 13.43%	(000)

Freddie Mac 0.17%–2.60% due 1/27–6/24/2009	$214,900	214,604
International Bank for Reconstruction and Development 0.22%–2.35% due 1/13–3/11/2009	151,600	151,526
Fannie Mae 0.25%–2.05% due 1/28–4/15/2009	147,400	147,296
U.S. Treasury Bills 0.45%–1.06% due 1/15–4/16/2009	130,000	129,986
Hewlett-Packard Co. 0.12%–2.20% due 1/6–3/6/2009[1]	124,300	124,232
Procter & Gamble International Funding S.C.A. 0.40%–1.00% due 2/26–5/28/2009[1]	61,800	61,762
AT&T Inc. 0.40%–0.90% due 1/30–2/25/2009[1]	53,700	53,666
Ciesco LLC 0.75% due 3/23/2009[1]	50,000	49,836
Federal Home Loan Bank 2.35% due 4/30/2009	37,400	37,353
Medtronic Inc. 1.10% due 1/26/2009[1]	32,000	31,948
HSBC Finance Corp. 0.05% due 1/2/2009	30,000	30,000
Jupiter Securitization Co., LLC 0.45% due 1/26/2009[1]	26,000	25,992
Walt Disney Co. 1.20% due 1/21/2009	24,700	24,678
Eaton Corp. 1.50% due 2/2/2009[1]	23,500	23,452
Wal-Mart Stores Inc. 0.25% due 6/16/2009[1]	23,400	23,373
Coca-Cola Co. 2.15% due 1/16/2009[1]	21,700	21,688
John Deere Capital Corp. 2.50% due 1/6/2009[1]	20,000	19,994
Yale University 1.78% due 2/2/2009	19,700	19,660
Private Export Funding Corp. 1.15% due 2/10/2009	16,000	15,973
Harvard University 0.90% due 2/11/2009	15,000	14,986

Total short-term securities (cost: $1,221,416,000)		1,222,005

Total investment securities (cost: $13,272,368,000)		8,828,003
Other assets less liabilities		271,177

Net assets		$9,099,180

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,719,263,000, which represented 18.89% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $606,883,000, which represented 6.67% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Gray Television Inc., Series D, 12.00%/15.00% (undated)	6/26/2008–7/15/2008	$61,275	$21,769	.24%
DigitalGlobe Inc.	4/14/1999–7/31/2003	2,500	7,662	.08
Citigroup Inc., Series J, 7.00% noncumulative convertible
preferred depositary shares	1/15/2008	7,500	4,408	.05
HSW International, Inc.	12/17/2007	791	69	.00
Mobile Travel Guide, Inc.	12/17/2007	21	14	.00
Total restricted securities		$72,087	$33,922	.37%

[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $356,949,000, which represented 3.92% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.
[12]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

Key to abbreviations and symbols

ARS = Argentine pesos	IDR = Indonesian rupiah
BRL = Brazilian reais	MXN = Mexican pesos
COP = Colombian pesos	MYR = Malaysian ringgits
EGP = Egyptian pounds	THB = Thai baht
€ = Euros	TRY = New Turkish liras
£ = British pounds	UYU = Uruguayan pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

ZiLOG, Inc.	1,140,500	—	—	1,140,500	$—	$3,307
Clarent Hospital Corp.	576,849	—	—	576,849	—	6

					$—	$3,313

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 – Quoted prices	$115,721
Level 2 – Other significant observable inputs	8,585,944	$(932	)*
Level 3 – Significant unobservable inputs	126,338
Total	$8,828,003

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended December 31, 2008
(dollars in thousands):

Level 3 investment securities

Beginning value at 10/1/2008	$67,983
Net purchases	1,218
Net unrealized depreciation	(38,198)
Net transfers into Level 3	95,335
Ending value at 12/31/2008	$126,338

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008	$(38,198)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$61,483
Gross unrealized depreciation on investment securities	(4,531,892)
Net unrealized depreciation on investment securities	(4,470,409)
Cost of investment securities for federal income tax purposes	13,298,412

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-921-0209O-S15818

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 27, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 27, 2009